Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Comp for PEO ($) (1)	Comp Actually Paid to PEO ($) (6)	Average Summary Comp for Non-PEO NEOs ($) (2)	Average Comp Actually Paid to Non-PEO NEOs ($) (6)	Value of Initial Fixed $100 Investment Based on (3):		Net Income ($)	Return on Average Tangible Common Equity (5)
					TSR ($)	Peer Group TSR ($) (4)
2022	3,243,899	7,593,562	1,309,681	2,091,885	134.99	98.38	125,419,000	16.51%
2021	2,441,604	3,190,091	1,128,277	1,286,642	111.05	118.61	117,655,000	16.50%
2020	2,833,364	3,339,165	1,361,521	1,104,353	89.17	87.24	64,814,000	10.42%

Named Executive Officers, Footnote [Text Block]
(1)    Richard Smith was the Principle Executive Officer (PEO) for each of the years presented.
(2)    Non-PEO Named Executive Officers (NEOs) consisted of Peter Wiese, John Fleshood, Craig Carney and Dan Bailey for each of the years presented.

PEO Total Compensation Amount	$ 3,243,899	$ 2,441,604	$ 2,833,364
PEO Actually Paid Compensation Amount	$ 7,593,562	3,190,091	3,339,165
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation ‘Actually Paid’ to PEO	2022	2021	2020
Pension Plans
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(14,658)	(14,856)	(667,023)
Increase for “Service Cost” for pension plans	550,415	559,097	1,387,189
Increase for “Prior Service Cost” or “Amendments” for pension plans	2,031,799	(6,736)	(16,833)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(867,813)	(731,456)	(736,482)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	1,297,649	620,036	771,030
Vest date fair value of awards granted during year that vested during covered year	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	1,160,444	155,641	(92,506)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	191,827	166,761	(139,574)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during covered year	—	—	—
Total Adjustments	4,349,663	748,487	505,801

Non-PEO NEO Average Total Compensation Amount	$ 1,309,681	1,128,277	1,361,521
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,091,885	1,286,642	1,104,353
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Average Compensation ‘Actually Paid’ to Non-PEO NEOs	2022	2021	2020
Pension Plans
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(4,410)	(4,685)	(386,643)
Increase for “Service Cost” for pension plans	65,896	88,476	209,453
Increase for “Prior Service Cost” or “Amendments” for pension plans	27,300	(2,132)	(5,083)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(318,908)	(294,918)	(277,989)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Fair value at year-end of awards granted during year that remain outstanding and unvested as of year-end	499,495	249,994	291,030
Vest date fair value of awards granted during year that vested during covered year	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	446,676	57,883	(34,186)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	66,154	63,746	(53,750)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during covered year	—	—	—
Total Adjustments	782,203	158,364	(257,168)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Net income
Total stockholder return (TSR)
Return on average tangible common equity
Pre-tax pre-provision return on average equity
Efficiency Ratio
Nonperforming Assets to Total Assets

Total Shareholder Return Amount	$ 134.99	111.05	89.17
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 125,419,000	$ 117,655,000	$ 64,814,000
Company Selected Measure Amount | percent	0.1651	0.1650	0.1042
Additional 402(v) Disclosure [Text Block]	Assumes $100 invested in our common shares on December 31, 2019 and reinvestment of all dividends.
(4)    The peer group used by the Company consists of the index used in the Company’s performance graph as required by item 201(e) of Regulation S-K and reported in Part II, item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2022, named the S&P Western Bank Index.
(5)    Our Company-Selected Measure is Return on Average Tangible Common Equity, which is a non-GAAP measure (net income, adjusted for tax-affected amortization of intangibles, as a percent of average tangible common equity (average shareholders’ equity, less average tangible assets)). See our reconciliation at Appendix A.
	(6) Compensation ‘actually paid’ is calculated in accordance with Item 402(v) of Regulation S-K. The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation ‘actually paid’ to our PEO and NEOs during each years presented
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,349,663	$ 748,487	$ 505,801
PEO [Member] | Deduction For Aggregate Change In The Actuarial Present Values Reported Under The “Change In Pension Value And Nonqualified Deferred Compensation Earnings” Column Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,658)	(14,856)	(667,023)
PEO [Member] | Increase For “Service Cost” For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	550,415	559,097	1,387,189
PEO [Member] | Increase For “Prior Service Cost” Or “Amendments” For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,031,799	(6,736)	(16,833)
PEO [Member] | Deduction For Amounts Reported Under The “Stock Awards” Column In the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(867,813)	(731,456)	(736,482)
PEO [Member] | Deduction For Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,297,649	620,036	771,030
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year-End To Covered Year-End of awards granted prior to covered year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,160,444	155,641	(92,506)
PEO [Member] | Increase Deduction For Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	191,827	166,761	(139,574)
PEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increased Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 782,203	158,364	(257,168)
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total stockholder return (TSR)
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on average tangible common equity
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax pre-provision return on average equity
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Non-PEO NEO [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Nonperforming Assets to Total Assets
Non-PEO NEO [Member] | Deduction For Aggregate Change In The Actuarial Present Values Reported Under The “Change In Pension Value And Nonqualified Deferred Compensation Earnings” Column Of The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,410)	(4,685)	(386,643)
Non-PEO NEO [Member] | Increase For “Service Cost” For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,896	88,476	209,453
Non-PEO NEO [Member] | Increase For “Prior Service Cost” Or “Amendments” For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,300	(2,132)	(5,083)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The “Stock Awards” Column In the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(318,908)	(294,918)	(277,989)
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The “Option Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,495	249,994	291,030
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year-End To Covered Year-End of awards granted prior to covered year that were outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	446,676	57,883	(34,186)
Non-PEO NEO [Member] | Increase Deduction For Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,154	63,746	(53,750)
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Covered Year That Were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based Upon Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0